Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Summary of short-term investments	The following is a summary of short-term investments:

	December 31, 2021	December 31, 2022
	RMB in thousands
Financial products	13,583,580	3,580,792
Investments in publicly traded companies	1,426,946	1,042,660
Money market funds	50,196	—

Total	15,060,722	4,623,452